Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,280.0
Disallowed finance costs	$ 37.2